Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Schedule of Restricted Stock Grants Outstanding and Restricted Stock Activity
The following table presents a summary of the Company’s restricted stock grants outstanding at December 31, 2020, and restricted stock activity during the year ended December 31, 2020 (“Price” reflects the weighted average share price at the date of grant):

	Awards	Price
Grants outstanding, beginning of period	—	$—
Granted	102,617	5.41

Grants outstanding, end of period	102,617	5.41

Schedule of Stock-Based Compensation Expense Recognized
The following table summarizes stock-based compensation expense recognized by the Company during the ten-month
period and year ended December 31, 2019 and 2020. The Company did not recognize any tax benefits related to stock-based compensation during the periods presented below.

	For the Ten Months Ended December 31,	For the Year Ended December 31,
	2019	2020
Operating expenses, excluding depreciation and amortization	$219	$—
Corporate expenses	—	129

Share-based compensation expense	$219	$129